CASH AND CASH EQUIVALENTS:	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS:
CASH AND CASH EQUIVALENTS:

NOTE 3 – CASH AND CASH EQUIVALENTS:

	Year ended December 31
	2019	2018
In US dollars:
Cash	9,349	1,315
Cash equivalents	7,451	6,000
In New Israeli Shekels:
Cash	775	202
	17,575	7,517

Cash equivalents are comprised of short-term bank deposits with original maturities of three months or less, at the date acquired.